Business Combinations and Disposals - Unaudited Pro Forma Financial Information (Details) - MXN ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022
Disclosure of detailed information about business combination [line items]
Total revenues		$ 730,624	$ 565,838	$ 508,367
Income before income taxes and share of the profit of equity accounted investees		43,318	41,313	20,019
Net income		$ 34,864	$ 37,800	$ 4,464
CVI Refrigerants Ltda.
Disclosure of detailed information about business combination [line items]
Total revenues	$ 226,929
Cash and cash equivalents recognised as of acquisition date					$ 104
Series B | Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share		$ 1,200,000	$ 1,430,000	$ (60,000.00)
Series D | Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share		$ 1,500,000	$ 1,780,000	$ (80,000.00)